Fair Value Measurements - Assets and liabilities measured and carried at fair value in the financial statements (Details) - USD ($) $ in Millions		Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Assets:
Fixed maturities, Available for sale, Fair Value		$ 30,836	$ 28,020	$ 25,486
Fixed maturities, Trading, Fair Value		118	117	114
Equity securities, Available for sale, Fair Value		540	495	486
Variable annuity assets (separate accounts)	[1]	628	600	608
Other assets — derivatives		629	492	241
Total assets accounted for at fair value		32,752	29,725	26,937
Liabilities:
Total liabilities accounted for at fair value		2,324	1,789	1,377
Annuity benefits accumulated
Liabilities:
Derivatives included in annuity benefits accumulated and other liabilities		2,293	1,759	1,369
Other liabilities
Liabilities:
Derivatives included in annuity benefits accumulated and other liabilities		31	30	8
Fixed maturities
Assets:
Fixed maturities, Available for sale, Fair Value		30,836	28,020	25,486
Fixed maturities, Trading, Fair Value		118	117	114
U.S. Government and government agencies
Assets:
Fixed maturities, Available for sale, Fair Value		47	50	60
States, municipalities and political subdivisions
Assets:
Fixed maturities, Available for sale, Fair Value		4,336	4,176	3,966
Foreign government
Assets:
Fixed maturities, Available for sale, Fair Value		13	13	13
Residential MBS
Assets:
Fixed maturities, Available for sale, Fair Value		2,421	2,597	2,584
Commercial MBS
Assets:
Fixed maturities, Available for sale, Fair Value		910	1,349	1,974
Asset-backed securities
Assets:
Fixed maturities, Available for sale, Fair Value		5,771	4,519	3,492
Corporate and other
Assets:
Fixed maturities, Available for sale, Fair Value		17,338	15,316	13,397
Equity securities
Assets:
Equity securities, Available for sale, Fair Value		540	495	486
Other assets — derivatives
Assets:
Other assets — derivatives		1	1	2
Level 1
Assets:
Variable annuity assets (separate accounts)	[1]	0	0	0
Total assets accounted for at fair value		422	385	398
Liabilities:
Total liabilities accounted for at fair value		0	0	0
Level 1 | Annuity benefits accumulated
Liabilities:
Derivatives included in annuity benefits accumulated and other liabilities		0	0	0
Level 1 | Other liabilities
Liabilities:
Derivatives included in annuity benefits accumulated and other liabilities		0	0	0
Level 1 | Fixed maturities
Assets:
Fixed maturities, Available for sale, Fair Value		24	25	26
Fixed maturities, Trading, Fair Value		0	0	0
Level 1 | U.S. Government and government agencies
Assets:
Fixed maturities, Available for sale, Fair Value		8	10	10
Level 1 | States, municipalities and political subdivisions
Assets:
Fixed maturities, Available for sale, Fair Value		0	0	0
Level 1 | Foreign government
Assets:
Fixed maturities, Available for sale, Fair Value		0	0	0
Level 1 | Residential MBS
Assets:
Fixed maturities, Available for sale, Fair Value		0	0	0
Level 1 | Commercial MBS
Assets:
Fixed maturities, Available for sale, Fair Value		0	0	0
Level 1 | Asset-backed securities
Assets:
Fixed maturities, Available for sale, Fair Value		0	0	0
Level 1 | Corporate and other
Assets:
Fixed maturities, Available for sale, Fair Value		16	15	16
Level 1 | Equity securities
Assets:
Equity securities, Available for sale, Fair Value		398	360	372
Level 1 | Other assets — derivatives
Assets:
Other assets — derivatives		0	0	0
Level 2
Assets:
Variable annuity assets (separate accounts)	[1]	628	600	608
Total assets accounted for at fair value		30,646	27,963	25,276
Liabilities:
Total liabilities accounted for at fair value		31	30	8
Level 2 | Annuity benefits accumulated
Liabilities:
Derivatives included in annuity benefits accumulated and other liabilities		0	0	0
Level 2 | Other liabilities
Liabilities:
Derivatives included in annuity benefits accumulated and other liabilities		31	30	8
Level 2 | Fixed maturities
Assets:
Fixed maturities, Available for sale, Fair Value		29,232	26,728	24,280
Fixed maturities, Trading, Fair Value		118	117	114
Level 2 | U.S. Government and government agencies
Assets:
Fixed maturities, Available for sale, Fair Value		31	32	35
Level 2 | States, municipalities and political subdivisions
Assets:
Fixed maturities, Available for sale, Fair Value		4,261	4,101	3,934
Level 2 | Foreign government
Assets:
Fixed maturities, Available for sale, Fair Value		13	13	13
Level 2 | Residential MBS
Assets:
Fixed maturities, Available for sale, Fair Value		2,303	2,449	2,400
Level 2 | Commercial MBS
Assets:
Fixed maturities, Available for sale, Fair Value		877	1,324	1,938
Level 2 | Asset-backed securities
Assets:
Fixed maturities, Available for sale, Fair Value		5,377	4,160	3,159
Level 2 | Corporate and other
Assets:
Fixed maturities, Available for sale, Fair Value		16,370	14,649	12,801
Level 2 | Equity securities
Assets:
Equity securities, Available for sale, Fair Value		38	25	31
Level 2 | Other assets — derivatives
Assets:
Other assets — derivatives		1	1	2
Level 3
Assets:
Variable annuity assets (separate accounts)	[1]	0	0	0
Total assets accounted for at fair value		1,684	1,377	1,263
Liabilities:
Total liabilities accounted for at fair value		2,293	1,759	1,369
Level 3 | Annuity benefits accumulated
Liabilities:
Derivatives included in annuity benefits accumulated and other liabilities		2,293	1,759	1,369
Level 3 | Other liabilities
Liabilities:
Derivatives included in annuity benefits accumulated and other liabilities		0	0	0
Level 3 | Fixed maturities
Assets:
Fixed maturities, Available for sale, Fair Value		1,580	1,267	1,180
Fixed maturities, Trading, Fair Value		0	0	0
Level 3 | U.S. Government and government agencies
Assets:
Fixed maturities, Available for sale, Fair Value		8	8	15
Level 3 | States, municipalities and political subdivisions
Assets:
Fixed maturities, Available for sale, Fair Value		75	75	32
Level 3 | Foreign government
Assets:
Fixed maturities, Available for sale, Fair Value		0	0	0
Level 3 | Residential MBS
Assets:
Fixed maturities, Available for sale, Fair Value		118	148	184
Level 3 | Commercial MBS
Assets:
Fixed maturities, Available for sale, Fair Value		33	25	36
Level 3 | Asset-backed securities
Assets:
Fixed maturities, Available for sale, Fair Value		394	359	333
Level 3 | Corporate and other
Assets:
Fixed maturities, Available for sale, Fair Value		952	652	580
Level 3 | Equity securities
Assets:
Equity securities, Available for sale, Fair Value		104	110	83
Level 3 | Other assets — derivatives
Assets:
Other assets — derivatives		0	0	0
Equity index call options | Other investments
Assets:
Other assets — derivatives		629	492	241
Equity index call options | Level 1 | Other investments
Assets:
Other assets — derivatives		0	0	0
Equity index call options | Level 2 | Other investments
Assets:
Other assets — derivatives		629	492	241
Equity index call options | Level 3 | Other investments
Assets:
Other assets — derivatives		$ 0	$ 0	$ 0

[1]	Variable annuity liabilities equal the fair value of variable annuity assets.